Related Party Transactions - Additional Information (Detail)	Dec. 31, 2017	Dec. 31, 2016
Immediate Holding Company [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party	0.00%
Bottom of range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party	2.00%	1.61%
Top of range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party	2.34%	1.86%